CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF PROFIT AND OTHER COMPREHENSIVE INCOME
Interest Income On Loans	¥ 20,627	¥ 105,570	¥ 118,396
Interest Expense
Interest Expenses On Loans	(21,374)	(21,909)	(19,846)
Business Related Taxes And Surcharges	(452)	(304)	(435)
Total Interest Expense	(21,826)	(22,213)	(20,281)
Net Interest Income/(loss)	(1,199)	83,357	98,115
Credit Impairment Losses	(119,078)	(55,264)	(24,694)
Net Interest Income/(loss) After Credit Impairment Losses	(120,277)	28,093	73,421
Non-interest And Other Income	387	21	173
Operating Costs And Expenses
Sales And Marketing	(293)	(170)	(1,698)
General And Administrative	(7,889)	(8,090)	(13,280)
Total Operating Costs And Expenses	(8,182)	(8,260)	(14,978)
Profit/(loss) Before Income Taxes	(128,072)	19,854	58,616
Income Tax Expense	0	0	0
Net Profit/(loss)	(128,072)	19,854	58,616
Net Profit/(loss) Attributable To:
Equity Holders Of The Company	(102,458)	15,883	46,893
Non-controlling Interest	(25,614)	3,971	11,723
Net Profit/(loss)	(128,072)	19,854	58,616
Other Comprehensive Income/(loss) For The Year
Net Profit (income/loss)	(128,072)	19,854	58,616
Total Currency Translation Differences Arising From Consolidation	71	(177)	(405)
Total Comprehensive Income/(loss) For The Year	(128,001)	19,677	58,211
Total Comprehensive Income/(loss) Attributable To:
Equity Holders Of The Company	(102,401)	15,742	46,569
Non-controlling Interests	(25,600)	3,935	11,642
Total Comprehensive Income/(loss)	¥ (128,001)	¥ 19,677	¥ 58,211
Basic And Diluted Earnings Per Share For The Profit Attributable To The Equity Holders Of The Company During The Year (expressed In Rmb Per Share)	¥ (0.10)	¥ 0.02	¥ 0.05
Weighted Average Number Of Shares Outstanding In The Year	1,002,201,016	1,001,575,455	1,001,046,568